Other Disclosures - Fees to Auditors Appointed at the Annual General Meeting (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fees to Auditors Appointed at the Annual General Meeting
Audit fees	kr 10.6	kr 6.1	kr 5.8
Audit-related fees	2.3	3.4	2.0
All other fees		0.1
Total	12.9	9.6	7.8
Fees for other services	kr 2.3	kr 3.4	kr 2.0